Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2018, future minimum lease under non-cancelable operating lease agreements, capital commitments, royalties and other expenditures commitments related to licensed contents, including the royalties and minimum marketing expenditure commitment for the games licensed by Blizzard, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

				Royalties and
		Server Custody		Expenditure for	Office Machines
	Rental	Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB	RMB
2019	384,395	134,683	788,755	2,747,243	79,164	4,134,240
2020	270,552	43,290	719,101	1,545,167	60,838	2,638,948
2021	204,218	39,168	392,574	2,128,540	20,858	2,785,358
2022	89,263	11,592	—	1,566,765	17,529	1,685,149
Beyond 2022	64,981	—	—	2,277,465	113	2,342,559
	1,013,409	228,733	1,900,430	10,265,180	178,502	13,586,254